Material Accounting Policies	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstract]
Material Accounting Policies	(Amounts in thousands, except per share and per unit data)
The preparation of the Interim Condensed Consolidated Financial Statements in compliance with IAS 34 requires management to make estimates and exercise judgment in applying the Group’s accounting policies. In preparing the Interim Condensed Consolidated Financial Statements, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those applicable to the Group Financial Statements for the year ended December 31, 2023.
Restricted Cash
Cash held on deposit for bonding purposes is classified as restricted cash and recorded within current and non-current assets. The cash (1) is restricted in use by state governmental agencies to be utilized and drawn upon if the operator should abandon any wells, or (2) is being held as collateral by the
Group’s surety bond providers.
Additionally, the Group is required to maintain certain cash reserves for interest payments related to its asset-backed securitizations discussed in Note
12. These cash reserves approximate six to seven months of interest as well as any associated fees. The Group classifies restricted cash as current or non-current based on the classification of the associated asset or liability to which the restriction relates. The cash reserve is managed and held by an indenture trustee who monitors the cash reserve month to month ensuring the proper quantum is maintained. The trustee is independent, and the conditions of the deposit prevent the Group from accessing it on demand such that it no longer meets the definition of cash and cash equivalents.

	June 30, 2024	December 31, 2023
Cash restricted by asset-backed securitizations	$54,618	$35,870
Other restricted cash	358	382
Total restricted cash	$54,976	$36,252
Classified as:
Current asset	$18,602	$11,195
Non-current asset	36,374	25,057
Total	$54,976	$36,252
New or Amended Accounting Standards - Adopted
The following accounting standards, amendment and interpretations became effective in the current year:
•Classification of Liabilities as Current or Non-Current and Non-Current Liabilities with Covenants: Amendment to IAS 1
The application of these standards and interpretations effective for the first time in the current year has had no significant impact on the amounts reported in the Interim Condensed Consolidated Financial Statements